Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Licenses
Balance, beginning of period		$ 1,443,438	$ 1,401,126
Acquisitions	[1]	345,807	41,707
Transferred to Assets held for sale			(56,809)
Exchanges	[2]	43,485	55,780
Other		1,482	1,634
Balance, end of period		1,834,212	1,443,438
Total winning bid		338,300
Goodwill
Balance, beginning of year		370,151	387,524
Divestitures			(1,092)
Transferred to Assets held for sale			(16,281)
Other		(555)
Balance, end of year		$ 369,596	$ 370,151

[1]	Amount in 2015 includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC for licenses in which it was the provisional winning bidder in Auction 97. See Note 6 — Acquisitions, Divestitures and Exchanges, and Note 10 — Variable Interest Entities for further information.
[2]	Amount in 2015 represents licenses received in the March 2015 PCS license exchange. See Note 6 — Acquisitions, Divestitures and Exchanges for further information. Licenses disposed of in this exchange and the exchange that closed in July 2015 were previously removed from the Licenses balance and reflected in Assets held for sale in the Consolidated Balance Sheet as of December 31, 2014.